UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2008

Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO

March 31, 2008 (Unaudited)

Shares	Security	Value
COMMON STOCK – (97.82%)

AUTOMOBILES & COMPONENTS – (1.10%)
167,600	Harley-Davidson, Inc.	$6,285,000
CAPITAL GOODS – (2.84%)
247,700	General Electric Co.	9,167,377
24,000	Siemens AG, Registered (Germany)	2,601,146
102,154	Tyco International Ltd.	4,499,884
		16,268,407
CAPITAL MARKETS – (4.48%)
86,570	Ameriprise Financial, Inc.	4,488,654
171,600	Bank of New York Mellon Corp.	7,160,868
36,470	E*TRADE Financial Corp.*	140,227
75,200	Merrill Lynch & Co., Inc.	3,063,648
185,700	Merrill Lynch & Co., Inc., Private Placement (b)	7,073,666
52,650	Morgan Stanley	2,406,105
16,930	State Street Corp.	1,337,470
		25,670,638
COMMERCIAL BANKS – (3.14%)
40,977	Toronto-Dominion Bank (Canada)	2,513,927
124,144	Wachovia Corp.	3,351,888
418,000	Wells Fargo & Co.	12,163,800
		18,029,615
COMMERCIAL SERVICES & SUPPLIES – (0.88%)
62,300	D&B Corp.	5,069,974
CONSUMER DURABLES & APPAREL – (0.21%)
17,799	Hunter Douglas NV (Netherlands)	1,204,091
CONSUMER FINANCE – (3.71%)
476,630	American Express Co.	20,838,264
26,550	Discover Financial Services	434,623
		21,272,887
CONSUMER SERVICES – (0.96%)
265,440	H&R Block, Inc.	5,510,534
DIVERSIFIED FINANCIAL SERVICES – (5.54%)
182,043	Citigroup Inc.	3,899,361
508,238	JPMorgan Chase & Co.	21,828,822
17,690	Liberty Media Corp. - Capital, Series A*	278,529
113,600	Moody’s Corp.	3,956,688
29,250	Visa Inc., Class A*	1,824,030
		31,787,430

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO – (Continued)

March 31, 2008 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

ENERGY – (16.69%)
110,800	Canadian Natural Resources Ltd. (Canada)	$7,563,208
2,659,900	China Coal Energy Co. - H (China)	4,634,443
272,922	ConocoPhillips	20,799,386
186,070	Devon Energy Corp.	19,412,683
158,720	EOG Resources, Inc.	19,046,400
254,800	Occidental Petroleum Corp.	18,643,716
41,844	Transocean Inc.*	5,657,309
		95,757,145
FOOD & STAPLES RETAILING – (7.22%)
421,000	Costco Wholesale Corp.	27,327,110
221,071	CVS Caremark Corp.	8,955,586
72,500	Wal-Mart Stores, Inc.	3,819,300
40,000	Whole Foods Market, Inc.	1,319,400
		41,421,396
FOOD, BEVERAGE & TOBACCO – (6.22%)
278,800	Altria Group, Inc.	6,189,360
98,000	Diageo PLC, ADR (United Kingdom)	7,969,360
127,271	Heineken Holding NV (Netherlands)	6,399,587
26,300	Hershey Co.	990,721
278,800	Philip Morris International Inc.*	14,101,704
		35,650,732
HEALTH CARE EQUIPMENT & SERVICES – (2.93%)
80,850	Cardinal Health, Inc.	4,245,433
101,324	Covidien Ltd.	4,483,587
62,980	Express Scripts, Inc.*	4,053,393
116,900	UnitedHealth Group Inc.	4,016,684
		16,799,097
HOUSEHOLD & PERSONAL PRODUCTS – (1.57%)
50,900	Avon Products, Inc.	2,012,586
99,920	Procter & Gamble Co.	7,001,394
		9,013,980
INSURANCE BROKERS – (0.60%)
85,400	Aon Corp.	3,433,080
LIFE & HEALTH INSURANCE – (0.49%)
33,680	Principal Financial Group, Inc.	1,876,650
20,600	Sun Life Financial Inc. (Canada)	959,960
		2,836,610

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO – (Continued)

March 31, 2008 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

MATERIALS – (4.32%)
71,300	BHP Billiton PLC (United Kingdom)	$2,115,509
47,980	Martin Marietta Materials, Inc.	5,094,037
25,800	Rio Tinto PLC (United Kingdom)	2,679,505
394,810	Sealed Air Corp.	9,968,952
118,100	Sino-Forest Corp.* (Canada)	1,840,908
46,290	Vulcan Materials Co.	3,073,656
		24,772,567
MEDIA – (6.26%)
714,381	Comcast Corp., Special Class A	13,537,520
266,200	Grupo Televisa S.A., ADR (Mexico)	6,452,688
20,200	Lagardere S.C.A. (France)	1,510,345
69,760	Liberty Media Corp. - Entertainment, Series A*	1,568,554
472,700	News Corp., Class A	8,863,125
109,282	Virgin Media Inc.	1,537,598
41,100	WPP Group PLC, ADR (United Kingdom)	2,451,204
		35,921,034
MULTI-LINE INSURANCE – (5.04%)
392,897	American International Group, Inc.	16,992,795
295,900	Loews Corp.	11,901,098
		28,893,893
PROPERTY & CASUALTY INSURANCE – (7.76%)
112,929	Ambac Financial Group, Inc.	649,342
180	Berkshire Hathaway Inc., Class A*	24,012,000
320	Berkshire Hathaway Inc., Class B*	1,431,328
1,130	Markel Corp.*	497,166
46,800	MBIA Inc.*	571,896
170,100	Millea Holdings, Inc. (Japan)	6,279,775
366,100	NIPPONKOA Insurance Co., Ltd. (Japan)	2,791,292
513,300	Progressive Corp. (Ohio)	8,248,731
		44,481,530
REAL ESTATE – (0.41%)
503,000	Hang Lung Group Ltd. (Hong Kong)	2,375,187
REINSURANCE – (1.00%)
86,777	Transatlantic Holdings, Inc.	5,757,654

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO – (Continued)

March 31, 2008 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

RETAILING – (2.36%)
23,600	Amazon.com, Inc.*	$1,682,798
134,800	Bed Bath & Beyond Inc.*	3,975,926
181,000	CarMax, Inc.*	3,515,020
88,950	Liberty Media Corp. - Interactive, Series A*	1,435,208
90,270	Lowe’s Cos, Inc.	2,070,794
8,600	Sears Holdings Corp.*	878,834
		13,558,580
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – (0.63%)
128,100	Texas Instruments Inc.	3,621,387
SOFTWARE & SERVICES – (4.18%)
52,200	eBay Inc.*	1,557,648
6,390	Google Inc., Class A*	2,818,086
268,699	Iron Mountain Inc.*	7,104,402
441,610	Microsoft Corp.	12,501,979
		23,982,115
TECHNOLOGY HARDWARE & EQUIPMENT – (3.75%)
180,450	Agilent Technologies, Inc.*	5,382,823
124,700	Cisco Systems, Inc.*	3,005,893
263,900	Dell Inc.*	5,262,166
93,470	Hewlett-Packard Co.	4,267,840
103,944	Tyco Electronics Ltd.	3,567,358
		21,486,080
TELECOMMUNICATION SERVICES – (0.56%)
43,050	SK Telecom Co., Ltd., ADR (South Korea)	930,310
342,400	Sprint Nextel Corp.*	2,290,656
		3,220,966
TRANSPORTATION – (2.97%)
71,600	Asciano Group (Australia)	261,741
1,240,900	China Merchants Holdings International Co., Ltd. (China)	5,899,443
856,000	China Shipping Development Co. Ltd. - H (China)	2,689,213
939,200	Cosco Pacific Ltd. (China)	1,846,384
27,100	Kuehne & Nagel International AG, Registered (Switzerland)	2,711,092
96,057	Toll Holdings Ltd. (Australia)	879,620
37,750	United Parcel Service, Inc., Class B	2,756,505
		17,043,998

	Total Common Stock – (identified cost $401,056,611)	561,125,607

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO – (Continued)

March 31, 2008 (Unaudited)

Principal	Security	Value
CONVERTIBLE BONDS – (0.26%)

TELECOMMUNICATION SERVICES – (0.26%)
$1,600,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11
	(identified cost $1,600,000)	$1,502,000

SHORT TERM INVESTMENTS – (1.50%)

3,307,000	ABN AMRO Inc. Joint Repurchase Agreement, 2.60%,
	04/01/08, dated 03/31/08, repurchase value of $3,307,239
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 0.00%-6.00%, 05/25/11-08/01/37,
	total market value $3,373,140)	3,307,000
3,307,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 2.75%,
	04/01/08, dated 03/31/08, repurchase value of $3,307,253
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.50%-6.00%, 10/01/14-02/01/38,
	total market value $3,373,140)	3,307,000
1,965,000	UBS Securities LLC Joint Repurchase Agreement, 2.50%,
	04/01/08, dated 03/31/08, repurchase value of $1,965,136
	(collateralized by: U.S. Government agency mortgage
	in a pooled cash account, 5.50%, 05/01/34,
	total market value $2,004,300)	1,965,000

	Total Short Term Investments – (identified cost $8,579,000)	8,579,000

	Total Investments – (99.58%) – (identified cost $411,235,611) – (a)	571,206,607
	Other Assets Less Liabilities – (0.42%)	2,399,728
	Net Assets – (100%)	$573,606,335

*Non-Income Producing Security.

ADR: American Depositary Receipt

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO – (Continued)

March 31, 2008 (Unaudited)

(a)    Aggregate cost for Federal Income Tax purposes is $411,529,088. At March 31, 2008 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$194,511,568
Unrealized depreciation	(34,834,049)
Net unrealized appreciation	$159,677,519

(b)   Illiquid and Restricted Securities – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of illiquid and restricted securities amounted to $7,073,666 or 1.23% of the Fund’s net assets as of March 31, 2008.

Please refer to “Notes to Schedule of Investments” on page 13 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS

DAVIS FINANCIAL PORTFOLIO

March 31, 2008 (Unaudited)

Shares	Security	Value
COMMON STOCK – (97.24%)

CAPITAL MARKETS – (12.34%)
46,360	Ameriprise Financial, Inc.	$2,403,766
120,000	Bank of New York Mellon Corp.	5,007,600
110,500	Merrill Lynch & Co., Inc., Private Placement (b)(c)	4,209,155
		11,620,521
COMMERCIAL BANKS – (7.68%)
9,100	ICICI Bank Ltd., ADR (India)	347,529
62,148	State Bank of India Ltd., GDR (India)	5,500,098
47,400	Wells Fargo & Co.	1,379,340
		7,226,967
COMMERCIAL SERVICES & SUPPLIES – (3.80%)
44,000	D&B Corp.	3,580,720
CONSUMER FINANCE – (11.63%)
222,800	American Express Co.	9,740,816
162,150	First Marblehead Corp.*	1,209,639
		10,950,455
CONSUMER SERVICES – (2.05%)
93,000	H&R Block, Inc.	1,930,680
DIVERSIFIED FINANCIAL SERVICES – (12.25%)
117,948	JPMorgan Chase & Co.	5,065,866
103,500	Moody’s Corp.	3,604,905
29,900	Oaktree Capital Group, LLC, Class A (b)	807,300
62,000	RHJ International* (Belgium)	700,838
21,800	Visa Inc., Class A*	1,359,448
		11,538,357
ENERGY – (5.84%)
80,600	Canadian Natural Resources Ltd. (Canada)	5,501,756
LIFE & HEALTH INSURANCE – (2.46%)
44,533	China Life Insurance Co., Ltd., ADR (China)	2,318,388
MATERIALS – (2.98%)
111,000	Sealed Air Corp.	2,802,750
MULTI-LINE INSURANCE – (11.77%)
102,487	American International Group, Inc.	4,432,563
165,400	Loews Corp.	6,652,388
		11,084,951
PROPERTY & CASUALTY INSURANCE – (10.34%)
23,700	Ambac Financial Group, Inc.	136,275
40,100	FPIC Insurance Group, Inc.*	1,893,121
10,500	Markel Corp.*	4,619,685

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS FINANCIAL PORTFOLIO – (Continued)

March 31, 2008 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (Continued)

PROPERTY & CASUALTY INSURANCE – (Continued)
60,600	MBIA Inc.*	$740,532
146,300	Progressive Corp. (Ohio)	2,351,041
		9,740,654
REINSURANCE – (14.10%)
26,100	Everest Re Group, Ltd.	2,336,733
164,837	Transatlantic Holdings, Inc.	10,936,935
		13,273,668

	Total Common Stock – (identified cost $78,579,773)	91,569,867

SHORT TERM INVESTMENTS – (2.54%)

$922,000	ABN AMRO Inc. Joint Repurchase Agreement, 2.60%,
	04/01/08, dated 03/31/08, repurchase value of $922,067
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 0.00%-6.00%, 05/25/11-08/01/37,
	total market value $940,440)	922,000
922,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 2.75%,
	04/01/08, dated 03/31/08, repurchase value of $922,070
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.50%-6.00%, 10/01/14-02/01/38,
	total market value $940,440)	922,000
549,000	UBS Securities LLC Joint Repurchase Agreement, 2.50%,
	04/01/08, dated 03/31/08, repurchase value of $549,038
	(collateralized by: U.S. Government agency mortgage
	in a pooled cash account, 5.50%, 05/01/34,
	total market value $559,980)	549,000

	Total Short Term Investments – (identified cost $2,393,000)	2,393,000

Total Investments – (99.78%) – (identified cost $80,972,773) – (a)	93,962,867
Other Assets Less Liabilities – (0.22%)	208,831
Net Assets – (100%)	$94,171,698

*Non-Income Producing Security.

ADR:	American Depositary Receipt

GDR:	Global Depositary Receipt

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS FINANCIAL PORTFOLIO – (Continued)

March 31, 2008 (Unaudited)

(a)    Aggregate cost for Federal Income Tax purposes is $81,022,334. At March 31, 2008 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$20,141,245
Unrealized depreciation	(7,200,712)
Net unrealized appreciation	$12,940,533

(b)   Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities amounted to $5,016,455 or 5.33% of the Fund’s net assets as of March 31, 2008.

(c)    Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $4,209,155 or 4.47% of the Fund’s net assets as of March 31, 2008.

Please refer to “Notes to Schedule of Investments” on page 13 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS

DAVIS REAL ESTATE PORTFOLIO

March 31, 2008 (Unaudited)

Shares	Security	Value
COMMON STOCK – (92.22%)

DIVERSIFIED REITS – (7.38%)
83,500	Cousins Properties, Inc.	$2,063,285
48,600	Gramercy Capital Corp.	1,017,198
		3,080,483
INDUSTRIAL REITS – (6.91%)
16,800	AMB Property Corp.	914,256
71,200	Brixton PLC (United Kingdom)	466,314
93,500	DCT Industrial Trust Inc.	931,260
37,300	First Potomac Realty Trust	573,301
		2,885,131
OFFICE REITS – (26.90%)
33,100	Alexandria Real Estate Equities, Inc.	3,069,032
22,100	Boston Properties, Inc.	2,034,747
52,800	Corporate Office Properties Trust	1,774,608
62,500	Derwent London PLC (United Kingdom)	1,882,937
69,500	Digital Realty Trust, Inc.	2,467,250
		11,228,574
PROPERTY & CASUALTY INSURANCE – (0.72%)
52,400	Ambac Financial Group, Inc.	301,300
REAL ESTATE MANAGEMENT & DEVELOPMENT – (11.39%)
91,300	Forest City Enterprises, Inc., Class A	3,359,840
247,190	Minerva PLC* (United Kingdom)	470,963
19,500	Mitsubishi Estate Co., Ltd. (Japan)	473,415
22,700	Mitsui Fudosan Co., Ltd. (Japan)	450,675
		4,754,893
RESIDENTIAL REITS – (10.14%)
55,200	American Campus Communities, Inc.	1,510,272
11,300	AvalonBay Communities, Inc.	1,090,676
14,300	Essex Property Trust, Inc.	1,629,914
		4,230,862
RETAIL REITS – (14.95%)
9,600	Federal Realty Investment Trust	748,320
58,542	General Growth Properties, Inc.	2,234,548
23,204	Kimco Realty Corp.	908,901
11,800	Regency Centers Corp.	764,168
30,400	Taubman Centers, Inc.	1,583,840
		6,239,777

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS REAL ESTATE PORTFOLIO – (Continued)

March 31, 2008 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (Continued)

SPECIALIZED REITS – (11.10%)
86,383	Cogdell Spencer Inc., Private Placement (b)	$1,276,464
26,000	U-Store-It Trust	294,580
68,200	Ventas, Inc.	3,062,862
		4,633,906
TRANSPORTATION – (2.73%)
15,500	Alexander & Baldwin, Inc.	667,430
5,100	Burlington Northern Santa Fe Corp.	470,322
		1,137,752

Total Common Stock – (identified cost $41,520,228)	38,492,678

PREFERRED STOCK – (0.22%)

RESIDENTIAL REITS – (0.22%)
2,000	Equity Residential, 7.00%, Series E, Cum. Conv. Pfd. – (identified
	cost $60,342)	93,320

CONVERTIBLE BONDS – (4.19%)

INDUSTRIAL REITS – (3.99%)
$1,747,000	ProLogis, Ser. 144A Conv. Sr. Notes, 2.25%, 04/01/37 (c)	1,666,201
OFFICE REITS – (0.20%)
104,000	SL Green Realty Corp., Ser. 144A Conv. Sr. Notes,
	3.00%, 03/30/27 (c)	84,630

	Total Convertible Bonds – (identified cost $1,827,984)	1,750,831

SHORT TERM INVESTMENTS – (3.09%)

497,000	ABN AMRO Inc. Joint Repurchase Agreement, 2.60%,
	04/01/08, dated 03/31/08, repurchase value of $497,036
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 0.00%-6.00%, 05/25/11-08/01/37,
	total market value $506,940)	497,000
497,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 2.75%,
	04/01/08, dated 03/31/08, repurchase value of $497,038
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.50%-6.00%, 10/01/14-02/01/38,
	total market value $506,940)	497,000

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS

DAVIS REAL ESTATE PORTFOLIO – (Continued)

March 31, 2008 (Unaudited)

Principal	Security	Value
SHORT TERM INVESTMENTS – (Continued)

$294,000	UBS Securities LLC Joint Repurchase Agreement, 2.50%,
	04/01/08, dated 03/31/08, repurchase value of $294,020
	(collateralized by: U.S. Government agency mortgage
	in a pooled cash account, 5.50%, 05/01/34,
	total market value $299,880)	$294,000

Total Short Term Investments – (identified cost $1,288,000)	1,288,000

Total Investments – (99.72%) – (identified cost $44,696,554) – (a)	41,624,829
Other Assets Less Liabilities – (0.28%)	117,961
Net Assets – (100%)	$41,742,790

*Non-Income Producing Security.

(a)    Aggregate cost for Federal Income Tax purposes is $44,696,554. At March 31, 2008 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$1,813,420
Unrealized depreciation	(4,885,145)
Net unrealized depreciation	$(3,071,725)

(b)   Illiquid and Restricted Securities – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of illiquid and restricted securities amounted to $1,276,464 or 3.06% of the Fund’s net assets as of March 31, 2008.

(c) These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $1,750,831 or 4.19% of the Fund’s net assets as of March 31, 2008.

Please refer to “Notes to Schedule of Investments” on page 13 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

Valuation of Securities – The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what Davis Advisors, the Funds’ investment adviser (“Adviser”), identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Fair Value Measurements – The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

DAVIS VARIABLE ACCOUNT FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS – (Continued)

March 31, 2008 (Unaudited)

Fair Value Measurements – (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing each Fund’s investments carried at value:

Davis Value Portfolio
	Investments in	Other Financial
Valuation inputs	Securities at Value	Instruments*
Level 1 – Quoted prices	$554,051,941	$–
Level 2 – Other Significant Observable Inputs	17,154,666	–
Level 3 – Significant Unobservable Inputs	–	–
Total	$571,206,607	$–

Davis Financial Portfolio
	Investments in	Other Financial
Valuation inputs	Securities at Value	Instruments*
Level 1 – Quoted prices	$86,553,412	$–
Level 2 – Other Significant Observable Inputs	7,409,455	–
Level 3 – Significant Unobservable Inputs	–	–
Total	$93,962,867	$–

Davis Real Estate Portfolio
	Investments in	Other Financial
Valuation inputs	Securities at Value	Instruments*
Level 1 – Quoted prices	$37,216,214	$–
Level 2 – Other Significant Observable Inputs	4,408,615	–
Level 3 – Significant Unobservable Inputs	–	–
Total	$41,624,829	$–

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: May 29, 2008

By /s/ Douglas A. Haines

Douglas A. Haines

Principal Financial officer

Date: May 29, 2008